Fair Value Measurements - Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis (Details) - Equity Securities [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance	$ 2,756	$ 2,542
Total realized and unrealized gains included in noninterest income	52	60
Net purchases, sales, calls, and maturities	33	98
Net transfers into Level 3	0	0
Balance	2,841	2,700
Amount of total losses for the period included in earning attributable to the change in unrealized gains (losses)relating to assets and liabilities still held at June 30,	$ 12	$ 0